Stock-based Compensation (Share Units Plan) (Details) - CAD shares in Millions, CAD in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Remittance of stock-based award participants' withholding tax obligation		CAD 57	CAD 44	CAD 2
Share Units Plan [Member] | PSU-ROIC [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of years in the plan period over which the units will vest		3 years
Share Units Plan [Member] | PSU-TSR [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of years in the plan period over which the units will vest		3 years
Share Units Plan [Member] | Equity Settled Awards [Member] | PSU-ROIC [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Settlement from the Share Trusts in next fiscal year		0.4
Share Units Plan [Member] | Equity Settled Awards [Member] | PSU-ROIC [Member] | 2012 Grant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of awards vested during the period				48
Share Units Plan [Member] | Equity Settled Awards [Member] | PSU-ROIC [Member] | 2013 Grant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of awards vested during the period			41
Share Units Plan [Member] | Equity Settled Awards [Member] | PSU-ROIC [Member] | 2014 Grant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance vesting factor		150.00%
Fair value of awards vested during the period		CAD 43
Settlement from the Share Trusts in next fiscal year	0.3
Remittance of stock-based award participants' withholding tax obligation	CAD 30
Share Units Plan [Member] | Equity Settled Awards [Member] | PSU-ROIC [Member] | 2015 Grant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance vesting factor		135.00%
Share Units Plan [Member] | Equity Settled Awards [Member] | PSU-ROIC [Member] | Minimum [Member] | 2014 Grant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance vesting factor		0.00%
Share Units Plan [Member] | Equity Settled Awards [Member] | PSU-ROIC [Member] | Minimum [Member] | 2015 Grant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance vesting factor		0.00%
Share Units Plan [Member] | Equity Settled Awards [Member] | PSU-ROIC [Member] | Minimum [Member] | 2016 Grant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance vesting factor		0.00%
Share Units Plan [Member] | Equity Settled Awards [Member] | PSU-ROIC [Member] | Minimum [Member] | 2017 Grant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance vesting factor		0.00%
Share Units Plan [Member] | Equity Settled Awards [Member] | PSU-ROIC [Member] | Maximum [Member] | 2014 Grant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance vesting factor		150.00%
Share Units Plan [Member] | Equity Settled Awards [Member] | PSU-ROIC [Member] | Maximum [Member] | 2015 Grant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance vesting factor		200.00%
Share Units Plan [Member] | Equity Settled Awards [Member] | PSU-ROIC [Member] | Maximum [Member] | 2016 Grant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance vesting factor		200.00%
Share Units Plan [Member] | Equity Settled Awards [Member] | PSU-ROIC [Member] | Maximum [Member] | 2017 Grant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance vesting factor		200.00%
Share Units Plan [Member] | Equity Settled Awards [Member] | PSU-TSR [Member] | 2015 Grant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance vesting factor		142.00%
Share Units Plan [Member] | Equity Settled Awards [Member] | PSU-TSR [Member] | Minimum [Member] | 2015 Grant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance vesting factor		0.00%
Share Units Plan [Member] | Equity Settled Awards [Member] | PSU-TSR [Member] | Minimum [Member] | 2016 Grant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance vesting factor		0.00%
Share Units Plan [Member] | Equity Settled Awards [Member] | PSU-TSR [Member] | Minimum [Member] | 2017 Grant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance vesting factor		0.00%
Share Units Plan [Member] | Equity Settled Awards [Member] | PSU-TSR [Member] | Maximum [Member] | 2015 Grant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance vesting factor		200.00%
Share Units Plan [Member] | Equity Settled Awards [Member] | PSU-TSR [Member] | Maximum [Member] | 2016 Grant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance vesting factor		200.00%
Share Units Plan [Member] | Equity Settled Awards [Member] | PSU-TSR [Member] | Maximum [Member] | 2017 Grant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance vesting factor		200.00%
Share Units Plan [Member] | Cash Settled Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of awards vested during the period			CAD 45	CAD 39
Share Units Plan [Member] | Cash Settled Awards [Member] | PSU-ROIC [Member] | 2014 Grant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance vesting factor		150.00%
Cash paid out for the awards	CAD 46